Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Depreciation and amortization		$ 86,630,000	$ 93,582,000	$ 97,551,000
Vessels and equipment, useful life		25 years
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 515,561,000	$ 831,261,000	515,561,000	392,155,000		$ 213,775,000
Defined Contribution Plan, Cost		3,600,000	3,400,000	3,200,000
Business combination, consideration transferred		0	92,195,000	0
Investment in and advances to equity accounted investments	15,998,000	$ 0	15,998,000
Defined Benefit Plan, Plan Assets, Divestiture				3,600,000
Basis of presentation and consolidation principles
Basis of presentation and consolidation principles
These consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Tankers Ltd., which is incorporated under the laws of Bermuda, its wholly-owned subsidiaries, and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Company).

The preparation of these consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation. The Company accounts for the acquisition of interests in businesses from Teekay Corporation Ltd. (or Teekay), which owns a majority of the voting power of Teekay Tankers Ltd., as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity. The amount by which the proceeds paid by the Company differs from Teekay's historical carrying value of the acquired business is accounted for as a return of capital to, or contribution of capital from, Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired business were both under the common control of Teekay and had begun operations.
On December 31, 2024, the Company acquired Teekay's Australian operations and all of Teekay's management service companies not previously owned by the Company. In addition, as part of the transaction, Teekay transferred to the Company its $6.0 million supplemental retirement defined contribution plan liability, which relates to the management service companies included in the acquisition (collectively, the Acquired Operations). The amount of this liability was deducted from the purchase price for Teekay's Australian operations and Teekay's management service companies. As a result of the acquisition, the Company's consolidated financial statements prior to the date the Company acquired the Acquired Operations were retroactively adjusted or recast to include 100% of the assets and liabilities and results of the Acquired Operations during the periods they were under common control of Teekay and had begun operations. All intercorporate transactions between the Company and the Acquired Operations that occurred prior to the acquisition of the Acquired Operations by the Company were eliminated upon consolidation. Please see note 3 Acquisition of Entities under Common Control for additional information about the acquisition.

Highq Joint Venture [Member]
Significant Accounting Policies [Line Items]
Investment in and advances to equity accounted investments	16,000,000.0	$ 0	16,000,000.0		$ 16,900,000
Entities Under Common Control
Significant Accounting Policies [Line Items]
Business combination, consideration transferred			(30,825,000)
Teekay Management Companies | Supplement retirement contribution plan
Significant Accounting Policies [Line Items]
Business combination, consideration transferred	6,000,000.0
Teekay Management Companies | Supplement retirement contribution plan | Entities Under Common Control
Significant Accounting Policies [Line Items]
Business combination, consideration transferred	$ 6,000,000.0
Excluding Amortization Of Drydocking Expenditure
Significant Accounting Policies [Line Items]
Depreciation and amortization		$ 64,600,000	$ 70,000,000.0	$ 71,900,000
Dry-Docking Activity
Significant Accounting Policies [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Lease Term [Member]